Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

	December 31,
	2011	2012

Accounts receivable-margin clients	$12,888,630	$15,054,331
Less: Allowance for doubtful accounts	-	-

Accounts receivable- margin clients, net	$12,888,630	$15,054,331

Accounts receivable-others	1,597,290	5,012,320
Less: Allowance for doubtful accounts	(129,439)	(41,893)

Accounts receivable-others, net	$1,467,851	$4,970,427

Accounts receivable- margin clients represent the receivables derived in the brokerage service in iSTAR Securities, which is pledged by the customer's purchased securities.

Accounts receivable-others represent the receivables derived in other ordinary business without any collateral or other security from its customers.